Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Line Items]
Wages and bonus	$ 14,532	$ 9,465
Research and development payable	3,417	2,632
License fees and royalties	2,045	1,382
Professional fees	1,663	1,263
Others	3,178	3,269
Accrued expenses and other current liabilities	$ 24,835	$ 18,011